Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 SGD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2021 USD ($)
Significant Of Accounting Policies [Line Items]
Impairment loss	$ 2,509,480	$ 705,428
Deferred Revenue	35,147,512	24,971,203	$ 13,359,827				$ 35,957,485	$ 24,971,203	$ 13,359,827
Advertising Costs	33,769,334	37,972,955	26,699,326
Government grants	337,355	322,273	1,419,837
Employer Discretionary Contribution Amount	7,051,506	6,484,213	$ 3,782,043
Unrecognized Tax Benefits	0	0
Impairment of long-lived assets on property and equipment	0
Net carrying amount of held-to-maturity debt securities	50,363,727	0
Credit loss of held-to-maturity debt securities	0	0
Carrying amount of equity securities without readily determinable fair value	3,869,895	4,551,666
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank	$ 2,726,340	2,640,889
Contractual maturities	2 years
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Contractual maturities	1 year
UAE
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	5.00%			5.00%	5.00%	5.00%
Statutory reserve appropriation amount	$ 137,023	137,023
UAE | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%			50.00%	50.00%	50.00%
UAE | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	5.00%			5.00%	5.00%	5.00%
CN
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%			10.00%	10.00%	10.00%
Statutory reserve appropriation amount	$ 2,206,638	$ 1,699,677
CN | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%			50.00%	50.00%	50.00%
CN | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	6.00%			6.00%	6.00%	6.00%
Mainland PRC | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank | ¥				¥ 500,000
HK | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank					$ 500,000
US | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank	$ 250,000
SG | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank						$ 75,000